Cover	Mar. 22, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 22, 2021
Entity File Number	001-08931
Entity Registrant Name	Cubic Corporation
Entity Central Index Key	0000026076
Entity Tax Identification Number	95-1678055
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9333 Balboa Avenue
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92123
City Area Code	858
Local Phone Number	277-6780
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	CUB
Security Exchange Name	NYSE
Rights [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NYSE